As filed with the Securities and Exchange Commission on December 22, 2010
                                                                                                                                           File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 121	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 123	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

            It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ January 21, 2011, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

            If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 121 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 21, 2011, the effectiveness of the registration statement for the iShares MSCI Emerging Markets Small Cap Index Fund (the “Fund”), filed in Post-Effective Amendment No. 112 on April 27, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 114 on July 9, 2010, in Post-Effective Amendment No. 115 on August 6, 2010, in Post-Effective Amendment No. 116 on September 2, 2010, in Post-Effective Amendment No. 117 on September 30, 2010, in Post-Effective Amendment No. 118 on October 28, 2010 and in Post-Effective Amendment No. 119 on November 24, 2010, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 121 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 112.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 121 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 22nd day of December 2010.

iSHARES, INC.

By:
Michael Latham*
President and Director

Date: December 22, 2010

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 121 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Michael Latham*
President and Director

Date: December 22, 2010

John E. Martinez*
Director

Date: December 22, 2010

George G. C. Parker*
Director

Date: December 22, 2010

Cecilia H. Herbert*
Director

Date: December 22, 2010

Charles A. Hurty*
Director

Date: December 22, 2010

John E. Kerrigan*
Director

Date: December 22, 2010

Robert H. Silver*
Director

Date: December 22, 2010

Darrell Duffie*
Director

Date: December 22, 2010

Robert S. Kapito*
Director

Date: December 22, 2010

/s/ Jack Gee
Jack Gee
Treasurer

Date: December 22, 2010

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: December 22, 2010

*
Powers of Attorney, each dated May 26, 2010, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, J. Darrell Duffie, Jack Gee and Robert S. Kapito are incorporated by reference to Post-Effective Amendment No. 120, filed December 20, 2010.